Equity-method investees - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Equity investment	€ 37,696	€ 44,522	€ 40,089
Nars Miam LLC [member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Ownership interest of equity method investees	49.00%	49.00%
Natuzzi Store (UK) Ltd [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Ownership interest of equity method investees	30.00%	30.00%
Equity investment	€ 52	€ 18
Salena S.r.l. [member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Ownership interest of equity method investees	49.00%	49.00%
Natuzzi Trading (Shanghai) Co., Ltd [member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Ownership interest in joint venture	49.00%	49.00%	49.00%
Equity investment	€ 37,029	€ 44,230	€ 39,991
Natuzzi Texas LLC [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Ownership interest in joint venture	51.00%	51.00%
Equity investment	€ 176	€ 270